Stockholders' Equity Narratives (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended			1 Months Ended	6 Months Ended		12 Months Ended
	Apr. 19, 2012	Apr. 04, 2012	May 14, 2009	Mar. 31, 2010	Jun. 24, 2012	Jun. 26, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
IPO [Line Items]
Common stock, shares authorized					350,000,000		52,536,252	52,536,252
Common stock, par value					$ 0.01		$ 0.01	$ 0.01
Common stock, shares outstanding					67,866,667		52,536,224	52,536,224
Shares of common stock in treasury					277,806
Stock split, conversion ratio	1.037857	101
Perecentage of ownership and voting control represented by common stock							100.00%
Shares issued for cash			1,000,000,000
Equity issuance, per share amount			$ 0.01
Value of shares issued for cash			$ 10,000
Payments of long-term debt			5,000		4,000	3,000	12,000	12,000	17,000
Proceeds from issuance of stock for cash held for general corporate purposes			5,000
Reverse stock split, conversion ratio				2,000
Treasury stock outstanding							28	28
Treasury shares value acquired at cost					4,700		174	174
Additional Paid-in Capital [Member] | Retrospective Reclassification [Member]
IPO [Line Items]
Amount retrospectively reclassified from additional paid-in capital to common stock as of December 31, 2011							520
Additional Paid-in Capital [Member] | Initial Public Offering Prospectus [Member]
IPO [Line Items]
Amount retrospectively reclassified from additional paid-in capital to common stock as of December 31, 2011					$ 501